BASIS OF PRESENTATION AND LIQUIDITY (Tables)	9 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

The accompanying unaudited condensed consolidated financial statements were prepared on the assumption that the Company will continue as a going concern. As of the Current Balance Sheet Date, the Company had the following:

Cash reserves (“Cash Reserves”)	$ 0.1 million
Working capital deficit (“Working Capital Deficit”)	$ 3.7 million
Losses from operations for the Current Quarter	$ 0.3 million
Other income for the Current Quarter	$ 9.6 million
Net income for the Current Quarter	$ 9.4 million
NJEDA Bonds Payable (“Current Bond Liability”)	$ 3.4 million